Goodwill (Details) - Schedule of Key Estimates Used for the Fair Value	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Key Estimates Used for the Fair Value [Line Items]
Revenue growth rate
CGU [Member]
Schedule of Key Estimates Used for the Fair Value [Line Items]
Revenue growth rate, description
Mozambique [Member]
Schedule of Key Estimates Used for the Fair Value [Line Items]
Revenue growth rate		16.00%
Terminal growth rate		8.00%
Percentage of Discount rate		31.00%
Mozambique [Member] | CGU [Member]
Schedule of Key Estimates Used for the Fair Value [Line Items]
Revenue growth rate, description
Terminal growth rate description
Discount rate, description
Portugal [Member]
Schedule of Key Estimates Used for the Fair Value [Line Items]
Revenue growth rate		15.00%
Terminal growth rate		2.00%
Percentage of Discount rate		19.00%
Portugal [Member] | CGU [Member]
Schedule of Key Estimates Used for the Fair Value [Line Items]
Revenue growth rate, description	16%
Terminal growth rate description	2%
Discount rate, description	16%
Spain [Member]
Schedule of Key Estimates Used for the Fair Value [Line Items]
Revenue growth rate		19.00%
Terminal growth rate		2.00%
Percentage of Discount rate		19.00%
Spain [Member] | CGU [Member]
Schedule of Key Estimates Used for the Fair Value [Line Items]
Revenue growth rate, description	19%
Terminal growth rate description	2%
Discount rate, description	16%
Karooooo Logistics [Member]
Schedule of Key Estimates Used for the Fair Value [Line Items]
Revenue growth rate		51.00%
Terminal growth rate		5.00%
Percentage of Discount rate		38.00%
Karooooo Logistics [Member] | CGU [Member]
Schedule of Key Estimates Used for the Fair Value [Line Items]
Revenue growth rate, description	27%
Terminal growth rate description	5%
Discount rate, description	35%